INSURANCE	12 Months Ended
Dec. 31, 2019
INSURANCE
INSURANCE

19.    INSURANCE

a.     Assets and liabilities related to insurances activities

	12/31/2019	12/31/2018
Assets related to insurance contracts (Loans and other financing)
Receivables premius	453,978	63,380
Total	453,978	63,380

Liabilities related to insurance contracts (Other non-financial liabilities)
Debt with insured	136,168	203,946
Debt with reinsurers	40,575	22,566
Debt with co-insurers	1,702	26,024
Debt with producers	150,384	44,451
Technical commitments	173,994	18,258
Outstanding claims paid by re-insurance companies (regularizer)	(481)	(723)
Total	502,342	314,522

Debt with insured
Property insurance
Direct administrative insurance	11,242	12,976
Direct insurance in mediation	800	—
Claims settled to pay	881	306
Claims occurred and not reported - IBNR	14,759	14,916
Life insurance
Direct administrative insurance	41,267	48,377
Direct insurance in judgments	1,240	1,088
Direct insurance in mediation	1,837	1,151
Claims settled to pay	20,218	20,974
Claims occurred and not reported - IBNR	43,924	104,158
Total	136,168	203,946

Debt with producers
Producers currenct account	28,247	33,992
Commisions for premiums receivable	122,137	10,459
Total	150,384	44,451

Technical commitments
Course and similar risk
Premiums and surcharges	173,955	18,258
Premium insufficiency	39	—
Total	173,994	18,258

b.    Income from insurances activities

The composition of the item “Result for insurance activities” as of December 31, 2019 and 2018 is disclosed in Note 16.18.